Share-Based Compensation	12 Months Ended
Sep. 30, 2011
Share-Based Compensation
Share-Based Compensation

NOTE 3—HARE-BASED COMPENSATION

We account for share-based compensation in accordance with ASC 718. Under ASC 718, share-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense over the requisite service period, which is generally the vesting period of the equity award.

On December 7, 2006, our board of directors adopted, and our stockholders subsequently approved on February 8, 2007, the Atwood Oceanics, Inc. 2007 Long-Term Incentive Plan (as amended, the "2007 Plan"). The effective date of the 2007 Plan was December 7, 2006, and awards may be made under the 2007 Plan through December 7, 2016. Under our 2007 Plan, up to 4,000,000 shares of common stock may be issued to eligible participants in the form of restricted stock awards or upon exercise of stock options granted pursuant to the 2007 Plan. We also maintain two other stock incentive plans approved by our shareholders, the Atwood Oceanics, Inc. Amended and Restated 2001 Stock Incentive Plan (as amended, the "2001 Plan") and the Atwood Oceanics, Inc. 1996 Incentive Equity Plan (as amended, the "1996 Plan"), under which we have outstanding stock options and restricted stock awards. However, no additional options or restricted stock have been awarded under the 2001 or 1996 plans since the implementation of the 2007 Plan. All stock incentive plans currently in effect have been approved by our shareholders.

A summary of shares available for issuance and outstanding stock option and restricted stock awards for our three stock incentive plans as of September 30, 2011 is as follows:

	2007 Plan	2001 Plan	1996 Plan
Shares available for future awards or grants	1,895,274	—	—
Outstanding stock option grants	860,744	594,725	24,000
Outstanding unvested restricted stock awards	559,712	—	—

Awards of restricted stock and stock options have both been granted under our stock incentive plans as of September 30, 2011. We deliver newly issued shares of common stock for restricted stock awards upon vesting and upon exercise of stock options.

We recognize compensation expense on grants of share-based compensation awards on a straight-line basis over the required service period for each award. Unrecognized compensation cost, net of estimated forfeitures, related to awards of stock options and restricted stock and the related remaining weighted-average service period is as follows (in thousands, except average service periods):

	September 30,
	2011	2010
Unrecognized Compensation Cost
Stock options	$4,964	$4,471
Restricted stock awards	6,575	8,714

Total	$11,539	$13,185

Remaining weighted average service period (Years)	2.3	2.2

Stock Options

Under our stock incentive plans, the exercise price of each stock option must be equal to or greater than the fair market value of one share of our common stock on the date of grant, with all outstanding options having a maximum term of 10 years. Options vest ratably over a period ranging from the end of the first to the fourth year from the date of grant for stock options under the 2007 and 2001 Plans and from the end of the second to the fifth year from the grant date under for stock options under the 1996 Plan. Each option is for the purchase of one share of our common stock.

The total fair value of stock options vested during fiscal years 2011, 2010 and 2009 was $2.7 million, $3.0 million and $2.7 million, respectively. The per share weighted-average fair value of stock options granted during fiscal years 2011, 2010 and 2009 was $15.72, $14.69 and $5.75, respectively. We estimate the fair value of each stock option on the date of grant using the Black-Scholes pricing model and the following assumptions:

	Fiscal 2011	Fiscal 2010	Fiscal 2009
Risk-Free Interest Rate	1.9%	2.1%	1.5%
Expected Volatility	44%	43%	42%
Expected Life (Years)	5.2	5.3	5.2
Dividend Yield	None	None	None

The average risk-free interest rate is based on the five-year U.S. treasury security rate in effect as of the grant date. We determined expected volatility using a six-year historical volatility figure and determined the expected term of the stock options using 10 years of historical data. The expected dividend yield is based on the expected annual dividend as a percentage of the market value of our common stock as of the grant date.

A summary of stock option activity for fiscal year 2011 is as follows:

	Number of Options (000s)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (000s)
Outstanding at October 1, 2010	1,720	$21.58
Granted	291	$37.41
Exercised	(391)	$15.04		$10,933
Forfeited	(140)	$31.90

Outstanding at September 30, 2011	1,480	$25.44	6.1	$13,198

Exercisable at September 30, 2011	971	$21.01	4.8	$12,971

Restricted Stock

We have awarded restricted stock under the 2007 Plan to certain employees and to our non-employee directors. All current awards of restricted stock to employees are subject to a vesting and restriction period ranging from three to four years, subject to early termination as provided in the 2007 Plan. All awards of restricted stock to non-employee directors are subject to a vesting and restriction period of a minimum of 13 months, subject to early termination as provided in the 2007 Plan. We value restricted stock awards based on the fair market value of our common stock on the date of grant.

A summary of restricted stock activity for fiscal year 2011 is as follows:

	Number of Shares (000s)	Weighted Average Fair Value
Unvested at October 1, 2010	623	$34.27
Granted	172	$37.73
Vested	(102)	$39.53
Forfeited	(133)	$33.56

Unvested at September 30, 2011	560	$34.54